Segment Information (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2019
Segment Reporting [Abstract]
Reconciliation of Revenue and Operating Income from Segments to Consolidated
Following are the operating results for the years ended December 31:

	2022		2021		2020
(millions)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)	Revenues	Pretax Profit (Loss)
Personal Lines
Agency	$17,744.7	$734.1	$16,881.0	$992.1	$15,789.5	$2,236.5
Direct	20,135.5	769.4	18,492.3	619.2	16,830.6	2,076.5
Total Personal Lines[1]	37,880.2	1,503.5	35,373.3	1,611.3	32,620.1	4,313.0
Commercial Lines	9,088.3	810.3	6,945.2	767.8	4,875.8	634.8
Property[2]	2,270.0	(238.4)	2,042.5	(312.3)	1,765.7	(125.1)
Other indemnity[3]	2.7	(11.4)	7.7	(1.4)	0	0
Total underwriting operations	49,241.2	2,064.0	44,368.7	2,065.4	39,261.6	4,822.7
Fees and other revenues[4]	722.1	NA	691.8	NA	603.5	NA
Service businesses	299.3	2.6	271.4	18.6	226.4	20.9
Investments[5]	(651.9)	(676.2)	2,370.1	2,344.6	2,566.6	2,546.6
Interest expense	NA	(243.5)	NA	(218.6)	NA	(217.0)
Property - Goodwill impairment[2]	NA	(224.8)	NA	0	NA	0
Consolidated total	$49,610.7	$922.1	$47,702.0	$4,210.0	$42,658.1	$7,173.2
NA = Not applicable
[1] Personal auto insurance accounted for 94% of the total Personal Lines segment net premiums earned in 2022, 2021, and 2020; insurance for our special lines products (e.g., motorcycles, RVs, watercraft, and snowmobiles) accounted for the balance of the Personal Lines net premiums earned.
[2] The total pretax loss, including goodwill impairment, for the Property segment was $463.2 million for 2022. During 2022, 2021, and 2020, pretax profit (loss) also included $29.1 million, $56.6 million, and $56.9 million, respectively, of amortization expense predominately associated with intangible assets attributable to our Property segment. See Note 15 – Goodwill and Intangible Assets for further discussion.
[3] Includes other underwriting business and run-off operations.
[4] Pretax profit (loss) for fees and other revenues is allocated to operating segments based on revenue.
[5] Revenues represent recurring investment income and total net realized gains (losses) on securities; pretax profit (loss) is net of investment expenses.

Underwriting Margins and Combined Ratios for our Underwriting Operations	Following are the underwriting margins and combined ratios for our underwriting operations for the years ended December 31:

	2022		2021		2020
	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio	Underwriting Margin	Combined Ratio
Personal Lines
Agency	4.1%	95.9	5.9%	94.1	14.2%	85.8
Direct	3.8	96.2	3.4	96.6	12.3	87.7
Total Personal Lines	4.0	96.0	4.6	95.4	13.2	86.8
Commercial Lines	8.9	91.1	11.1	88.9	13.0	87.0
Property[1]	(10.5)	110.5	(15.3)	115.3	(7.1)	107.1
Total underwriting operations	4.2	95.8	4.7	95.3	12.3	87.7
[1] Included in 2022, 2021, and 2020, are 1.3 points, 2.8 points, and 3.2 points, respectively, of amortization expense associated with intangible assets.